Cash and Cash Equivalents - Summary of Cash and Cash Equivalents by Currency (Detail) - CLP ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of cash and cash equivalents [Line Items]
Cash and cash equivalents	$ 419,456,026	$ 245,999,192	$ 144,261,845	$ 133,015,629
Chilean Peso [Member]
Disclosure of cash and cash equivalents [Line Items]
Cash and cash equivalents	399,164,753	235,993,647
Argentine Peso [Member]
Disclosure of cash and cash equivalents [Line Items]
Cash and cash equivalents	6,263,344	4,807,406
Euros [Member]
Disclosure of cash and cash equivalents [Line Items]
Cash and cash equivalents	11,594
U.S. Dollar [Member]
Disclosure of cash and cash equivalents [Line Items]
Cash and cash equivalents	$ 14,016,335	$ 5,198,139